ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 817,921	$ 354,760	$ 581,010	$ 118,167
Restricted cash, current	103,179	97,988
Short-term investments	62,559	455,184
Accounts receivable (net of allowance of US$4,719 and US$12,622 as of December 31, 2014 and 2015, respectively)	147,516	49,691
Funds receivable	45,400	62,163
Commitment deposits	10,646	47,312
Prepayments and other current assets	$ 60,265	30,161
Deferred tax assets, current		2,991
Total current assets	$ 1,514,738	1,179,891
Non-current assets:
Property and equipment, net	326,504	217,105
Long-term investments	$ 244,678	121,292
Restricted cash, non-current		109,495
Deferred tax assets, non-current	$ 5,490	1,570
Deposit for non-current assets	$ 137,715	86,515
Prepayment for business acquisition		9,806
Other non-current assets	$ 10,852	16,556
Total non-current assets	780,588	564,348
Total assets	2,295,326	1,744,239
Current liabilities:
Deferred revenue	145,321	119,042
Accrued expenses and other liabilities	361,593	221,901
Customer's refundable fees	59,107	42,392
Income tax payable	9,948	35,394
Total current liabilities	1,075,969	500,139
Non-current liabilities:
Other non-current liabilities	312	385
Total non-current liabilities	364,830	611,411
Total liabilities	1,440,799	1,111,550
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Current assets:
Cash and cash equivalents	51,164	28,856
Restricted cash, current	103,179	97,988
Short-term investments	2,002	22,774
Accounts receivable (net of allowance of US$4,719 and US$12,622 as of December 31, 2014 and 2015, respectively)	68,654	$ 11,847
Funds receivable	383
Commitment deposits	10,246	$ 47,312
Prepayments and other current assets	$ 151,654	20,553
Deferred tax assets, current		1,462
Total current assets	$ 387,282	230,792
Non-current assets:
Property and equipment, net	21,642	18,166
Long-term investments	$ 256,837	120,819
Restricted cash, non-current		109,495
Deferred tax assets, non-current		$ 271
Deposit for non-current assets	$ 594
Prepayment for business acquisition		$ 9,806
Other non-current assets	$ 4,559	7,814
Total non-current assets	283,632	266,371
Total assets	670,914	497,163
Current liabilities:
Deferred revenue	46,455	30,671
Accrued expenses and other liabilities	109,727	64,846
Customer's refundable fees	36,245	17,637
Income tax payable	1,872	6,742
Intercompany payable to the WOFEs	293,697	137,168
Total current liabilities	$ 487,996	257,064
Non-current liabilities:
Other non-current liabilities		4
Total non-current liabilities		4
Total liabilities	$ 487,996	257,068
Net assets	$ 182,918	$ 240,095